Personnel (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information About Number of People Employed

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS	At 31 December			Average during the year
	2017	2016	2015	2017	2016	2015
Business segment
Scientific, Technical & Medical	7,500	7,500	7,200	7,500	7,300	7,200
Risk & Business Analytics	8,100	8,200	7,600	8,200	7,900	7,500
Legal	10,600	10,700	10,500	10,700	10,600	10,000
Exhibitions	4,000	4,000	3,800	4,000	3,900	3,700
Sub-total	30,200	30,400	29,100	30,400	29,700	28,400
Corporate/shared functions	800	800	900	800	900	900
Total	31,000	31,200	30,000	31,200	30,600	29,300
Geographical location
North America	13,500	13,700	13,400	13,600	13,500	13,400
United Kingdom	5,000	4,900	4,700	5,000	4,800	4,500
The Netherlands	1,300	1,400	1,500	1,400	1,500	1,500
Rest of Europe	2,800	2,800	2,800	2,800	2,800	2,800
Rest of world	8,400	8,400	7,600	8,400	8,000	7,100
Total	31,000	31,200	30,000	31,200	30,600	29,300